The Wall Street Fund
The Wall Street Fund
Investment Objective
The primary investment objective of The Wall Street Fund (the “Fund”) is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends from investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Wall Street Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Wall Street Fund
Management Fees		0.75%
Other Expenses	[1]	0.50%
Total Annual Fund Operating Expenses		1.25%
Less: Fee Waiver/ Expense Reimbursement	[2]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.00%
[1]	Other Expenses reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to The Wall Street Fund, Inc. (the "Predecessor Fund"), which was reorganized into the Fund on October 1, 2014.
[2]	Evercore Wealth Management, LLC (the "Adviser" or "EWM") has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, acquired fund fees and expenses, if any, and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of the Fund's average daily net assets. This agreement will continue in effect until September 30, 2016, with successive renewal terms of one year unless terminated by the Fund's Board of Trustees prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Wall Street Fund	102	372	662	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During its most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 36.65% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing principally in a diversified portfolio of domestic common stocks.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

There is no restriction as to the size of businesses invested in, but the Adviser intends to use fundamental analysis to analyze and invest in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund’s investment restrictions and diversification status.

Analytical emphasis is focused on financial measures including pre-tax margins, return on equity and cash flow and earnings.  In addition, there will be an emphasis on understanding and evaluating the capital allocation strategy of the underlying companies.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on two fundamental practices:

•	Careful selection of securities - based on the fundamental operating performance of individual companies relative to other available investments.

•	Broad diversification among industries and their companies - fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

Principal Risks
•
Equity Risk.  The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time.  These price movements may result changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•
Smaller Companies Risk.  The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

•
Management Risk.  The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

•
Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Bar Chart and Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of additional indices of securities with characteristics similar to those that the Fund typically holds.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.evercorewealthfunds.com, or by calling the Fund toll-free at 1-800-443-4693.

The Fund has adopted the performance, history and financial statements of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 1, 2014.  Accordingly, the performance information shown below for periods prior to October 1, 2014 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Year-by-Year Total Return as of December 31

Best Quarter Q3 ‘09 = 16.94% Worst Quarter Q4 ‘08 = -23.11% The Fund’s total return as of June 30, 2014 was 8.16%.
Average Annual Total Returns as of December 31, 2013:
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Wall Street Fund	Return Before Taxes	37.65%	18.60%	7.00%
The Wall Street Fund After Taxes on Distributions	Return After Taxes on Distributions	36.89%	18.45%	6.85%
The Wall Street Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	21.93%	15.17%	5.70%
The Wall Street Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
The Wall Street Fund Russell 1000® Index (reflects no deduction for fees, expense or taxes)	Russell 1000® Index (reflects no deduction for fees, expense or taxes)	33.11%	18.59%	7.78%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).